Loans, Allowance for Loan Losses and Credit Quality (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period
Contractually required payments receivable	$ 128,452	$ 116,786
Nonaccretable difference	(2,042)	(1,564)
Cash flows expected to be collected	126,410	115,222
Accretable yield	(43,756)	(35,399)
Fair value of loans acquired	82,654	79,823
Loans acquired during the period	357
Loans at end of period	6,127
Beginning balance	109,040	108,251
Acquisitions	43,756	35,399
Accretion	(16,886)	(15,433)
Reclassifications from nonaccretable difference, net	157	791
Disposals and other changes	(24,618)	(19,968)
End balance	111,449	109,040
Unpaid principal balance	235,716	239,376
Carrying amount	$ 199,113	201,171
Loans acquired that were not accounted for using the income recognition model		$ 0